Property, plant and equipment (Details Textual) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Inventory [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Increase (decrease) through transfers from (to) investment property, property, plant and equipment	$ 250,239	$ (712,967)
Intangible Part Of Natural Resources [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Increase (decrease) through transfers from (to) investment property, property, plant and equipment	7,222	68,750
Other assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Increase (decrease) through transfers from (to) investment property, property, plant and equipment	$ 31,852	$ 116,692